Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
HOMETRUST BANK KSOP PLAN
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
EIN 56-0181785
PLAN NUMBER 002
December 31, 2025

	Totals That Constitute Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and Prohibited Transaction Exemption 2002-51
	Contributions Not Corrected	Contributions Corrected Outside Voluntary Fiduciary Correction Program ("VFCP")	Contributions Pending Correction in VFCP
Check here if late participant loan repayments are included: ☒
2025	$—	$31	$—	$—
2024	—	291	$—	$—